Pension and Other Postretirement Benefits - Schedule of Accumulated Benefit Obligation (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 939,002	$ 922,992
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 40,852	$ 39,270